Property, plant and equipment (Details 1)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Buildings [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	26 years	26 years
Machinery [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	19 years	20 years
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	3 years	3 years
Mining rights [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	8 years	8 years
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	6 years	5 years